Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2022
VTF-NPRT3-0622
1.9897888.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.3%
	Shares	Value
COMMUNICATION SERVICES – 8.7%
Diversified Telecommunication Services – 1.7%
Verizon Communications, Inc.	39,702	$ 1,838,203
Entertainment – 0.5%
Activision Blizzard, Inc.	7,317	553,165
Interactive Media & Services – 2.2%
Alphabet, Inc. Class A (a)	1,059	2,416,839
Media – 4.3%
Comcast Corp. Class A	70,696	2,810,873
The Interpublic Group of Cos., Inc.	42,231	1,377,575
WPP PLC ADR	9,252	572,699
		4,761,147
TOTAL COMMUNICATION SERVICES		9,569,354
CONSUMER DISCRETIONARY – 3.7%
Diversified Consumer Services – 0.9%
H&R Block, Inc.	35,425	923,530
Internet & Direct Marketing Retail – 0.6%
eBay, Inc.	11,651	604,920
Multiline Retail – 1.5%
Dollar General Corp.	7,068	1,678,862
Specialty Retail – 0.7%
Ross Stores, Inc.	7,940	792,174
TOTAL CONSUMER DISCRETIONARY		3,999,486
CONSUMER STAPLES – 8.9%
Beverages – 0.6%
Coca-Cola Europacific Partners PLC	12,302	614,485
Food & Staples Retailing – 0.8%
US Foods Holding Corp. (a)	24,078	905,814
Food Products – 2.8%
Mondelez International, Inc. Class A	34,944	2,253,189
Tyson Foods, Inc. Class A	9,194	856,513
		3,109,702
Household Products – 4.4%
Spectrum Brands Holdings, Inc.	10,662	907,016
The Clorox Co.	5,231	750,492
The Procter & Gamble Co.	19,431	3,119,647
		4,777,155
Personal Products – 0.3%
Unilever PLC ADR	7,780	359,903
TOTAL CONSUMER STAPLES		9,767,059
ENERGY – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Exxon Mobil Corp.	55,745	4,752,261
FINANCIALS – 20.3%
Banks – 8.3%
Bank of America Corp.	66,446	2,370,793

	Shares	Value

Cullen/Frost Bankers, Inc.	2,781	$ 367,899
JPMorgan Chase & Co.	17,131	2,044,756
M&T Bank Corp.	7,997	1,332,620
The PNC Financial Services Group, Inc.	8,822	1,465,334
Wells Fargo & Co.	34,496	1,505,060
		9,086,462
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	5,328	669,037
BlackRock, Inc.	1,660	1,036,969
Invesco Ltd.	14,181	260,647
Northern Trust Corp.	8,031	827,594
		2,794,247
Diversified Financial Services – 4.9%
Berkshire Hathaway, Inc. Class B (a)	16,642	5,372,537
Insurance – 4.5%
Chubb Ltd.	7,976	1,646,645
The Travelers Cos., Inc.	10,953	1,873,620
Willis Towers Watson PLC	6,568	1,411,201
		4,931,466
TOTAL FINANCIALS		22,184,712
HEALTH CARE – 20.4%
Biotechnology – 2.7%
Regeneron Pharmaceuticals, Inc. (a)	2,249	1,482,338
Vertex Pharmaceuticals, Inc. (a)	5,231	1,429,214
		2,911,552
Health Care Providers & Services – 12.0%
Anthem, Inc.	3,836	1,925,403
Centene Corp. (a)	36,896	2,971,973
Cigna Corp.	12,569	3,101,778
Humana, Inc.	3,366	1,496,389
UnitedHealth Group, Inc.	7,263	3,693,599
		13,189,142
Pharmaceuticals – 5.7%
AstraZeneca PLC ADR	27,158	1,803,291
Bristol-Myers Squibb Co.	25,047	1,885,288
Sanofi ADR	48,040	2,510,090
		6,198,669
TOTAL HEALTH CARE		22,299,363
INDUSTRIALS – 7.5%
Aerospace & Defense – 3.9%
L3Harris Technologies, Inc.	4,781	1,110,435
Lockheed Martin Corp.	2,722	1,176,230
Northrop Grumman Corp.	4,442	1,951,815
		4,238,480
Electrical Equipment – 0.7%
Regal Rexnord Corp.	6,170	785,071
Machinery – 2.9%
ITT, Inc.	7,799	547,646
Oshkosh Corp.	13,673	1,263,932

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Machinery – continued
Pentair PLC	13,267	$673,300
Stanley Black & Decker, Inc.	5,913	710,447
		3,195,325
TOTAL INDUSTRIALS		8,218,876
INFORMATION TECHNOLOGY – 8.7%
Communications Equipment – 1.7%
Cisco Systems, Inc.	37,744	1,848,701
Electronic Equipment, Instruments & Components – 1.3%
TE Connectivity Ltd.	11,867	1,480,765
IT Services – 3.1%
Amdocs Ltd.	14,019	1,117,174
Cognizant Technology Solutions Corp. Class A	16,675	1,349,008
Fiserv, Inc. (a)	2,610	255,571
Maximus, Inc.	9,248	673,994
		3,395,747
Semiconductors & Semiconductor Equipment – 0.7%
NXP Semiconductors N.V.	4,438	758,454
Software – 1.9%
Aspen Technology, Inc. (a)	2,994	474,669
NortonLifelock, Inc.	39,329	984,798
Open Text Corp.	15,544	622,537
		2,082,004
TOTAL INFORMATION TECHNOLOGY		9,565,671
MATERIALS – 2.7%
Chemicals – 2.0%
DuPont de Nemours, Inc.	20,988	1,383,739
International Flavors & Fragrances, Inc.	6,653	807,009
		2,190,748
Metals & Mining – 0.7%
Newmont Corp.	9,633	701,764
TOTAL MATERIALS		2,892,512
REAL ESTATE – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.2%
American Tower Corp.	1,121	270,183

	Shares	Value

Real Estate Management & Development – 0.7%
CBRE Group, Inc. Class A (a)	8,963	$ 744,288
TOTAL REAL ESTATE		1,014,471
UTILITIES – 12.2%
Electric Utilities – 10.5%
Constellation Energy Corp.	22,322	1,321,686
Duke Energy Corp.	12,884	1,419,301
Entergy Corp.	4,937	586,762
Evergy, Inc.	20,026	1,358,764
Exelon Corp.	35,956	1,682,022
PG&E Corp. (a)	142,143	1,798,109
Portland General Electric Co.	14,657	693,716
PPL Corp.	17,608	498,483
The Southern Co.	28,588	2,098,073
		11,456,916
Multi-Utilities – 1.7%
Dominion Energy, Inc.	22,684	1,851,922
TOTAL UTILITIES		13,308,838
TOTAL COMMON STOCKS (Cost $98,343,954)		107,572,603
Money Market Fund – 1.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $1,858,701)	1,858,701	1,858,701
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $100,202,655)		109,431,304
NET OTHER ASSETS (LIABILITIES) – 0.0%		37,234
NET ASSETS – 100.0%		$109,468,538

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report